Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
23.	Related party transactions

Name of the related party and Relationship

A] Principal owners of the enterprise

(w.e.f. 12 May 2011)

1] iGATE Corporation

2] iGATE Holding Corporation

3] iGATE Technologies Inc.

4] Pan-Asia iGATE Solutions, (Mauritius)

5] iGATE Global Solutions Limited

(ceased to be related party w.e.f.12 May 2011)

General Atlantic Mauritius Limited

B] Affiliates

(w.e.f. 12 May 2011)

Mascot Systems GMBH

(ceased to be related party w.e.f.12 May 2011)

1] PCS Technology Limited and its subsidiaries

2] Ashoka Computer Systems Private Limited

3] PCS Cullinet Private Limited

4] PCS Finance Private Limited

5] Ravi & Ashok Enterprises

C] Others

Employees

Nature of the transaction	Principal owners of the enterprise	Affiliates	Others	Total
	(dollars in thousands)
May 16, 2011 through December 31 2011(Successor):
Revenue:
Sales and service income	$5,203	$830	$—	$6,033
Cost of revenue:
Purchase of services	1,307	—	—	1307
Other services	50	—	—	50
Selling, general and administration expenses:
Rent and other expenses	321	—	—	321
Purchase of services*	20,220	—	—	20,220
Share based compensation	773	—	—	773
Other services	168	—	—	168
Other transactions:
Purchase of Property and equipment	196	—	—	196

January 1, 2011 through May 15, 2011 (Predecessor):
Revenue:
Sales and service income	153	—	—	153
Selling, general and administration expenses:
Rentals and other incidental charges	—	52	—	52

For the year ended December 31, 2010 (Predecessor):
Revenue:
Sales and service income	403	—	—	403
Selling, general and administration expenses:
Rentals and other incidental charges	—	95	—	95

For the year ended December 31, 2009 (Predecessor):
Revenue:
Sales and service income	417	—	—	417
Selling, general and administration expenses:
Rentals and other incidental charges	—	75	—	75

Balances at 31 December 2011 (Successor):
Receivables from related parties
Accounts receivable	4,835	59	—	4,894
Unbilled Revenue	1,528	—	—	1,528
Advances	1,750	—	—	1,750
Payable to related parties
Accounts payable	5,906	—	—	5,906

Due from employees	—	—	589	589

Balances at 31 December 2010 (Predecessor):
Receivables from related parties
Accounts receivable	65	—	—	65
Outstanding security deposits under operating leases	—	39	—	39
Payable to related parties
Amounts payable – lease obligation	—	64	—	64

Due from employees	—	—	1,087	1,087

*

In August, 2011, Patni Americas Inc. has entered into an agreement for sales and administrative support service with iGATE Technologies Inc. As per the terms of an agreement, iGATE Technologies Inc. will charge a sum of $49 million per annum for sales and marketing services rendered. In the month of August 2011, Patni America Inc has transferred 130 employees along with their liability (amounting to $3.7 million) to iGATE Technologies.

Commission to Directors:

The Company has recorded an amount of $0.4 million as commission for Mr G.K.Patni and Mr A.K.Patni (included in selling, general and administrative expenses) for the year ended December 31, 2009.